OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-Current Assets
All figures in USD ‘000	2014	2013
Fixture, Furniture and Equipment	1,099	1,129
Warrants	-	915
Deferred Finance Costs	2,232	3,460
Long term deposit	5,000	5,000
Total as of December 31,	8,331	10,504